Statement of Changes in Stockholders Equity (Deficit) (Unaudited) - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Share to be issued [Member]	Retained Earnings (Accumulated Deficit) [Member]	Accumulated other comprehensive loss
Balance, shares at Mar. 28, 2019		100,000,000
Balance, amount at Mar. 28, 2019	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Stock issued during the period, shares
Stock issued during the period, amount	0	$ 0	0	0	0	0
Share to be issued	0	0	0	0	0	0
Foreign currency translation adjustment	0
Net loss	(4,000)	0	0	0	(4,000)	0
Foreign currency adjustment	0	$ 0	0	0	0	0
Balance, shares at Mar. 31, 2019		100,000,000
Balance, amount at Mar. 31, 2019	(4,000)	$ 0	0	0	(4,000)	0
Balance, shares at Dec. 31, 2019		100,074,000
Balance, amount at Dec. 31, 2019	4,804,613	$ 0	222,020	5,000,000	(417,407)	0
Stock issued during the period, shares		1,666,666
Stock issued during the period, amount	0	$ 0	5,000,000	(5,000,000)	0	0
Share to be issued	78,000	0	0	78,000	0	0
Foreign currency translation adjustment	(57,060)	0	0	0	0	(57,060)
Net loss	(461)	$ 0	0	0	(461)	0
Balance, shares at Mar. 31, 2020		101,740,666
Balance, amount at Mar. 31, 2020	$ 4,825,092	$ 0	$ 5,222,020	$ 78,000	$ (417,868)	$ (57,060)